Financial Risk Management - Profit or loss in relation to impaired financial assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Financial Risk Management
- movement in provision for impairment	$ (13,443)	$ (14,727)	$ (16,400)
- recovery of previous impairment losses	18,203	8,311	2,918
Net impairment losses on financial assets	$ 4,760	$ (6,416)	$ (13,482)